DRINKER BIDDLE & REATH

                             1345 Chestnut Street
                            Philadelphia, PA 19107

                               February 28, 1996


VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549



Re:  The Woodward Funds -- File Nos. 33-13990/811-5148
     Rule 24f-2 Notice
     -------------------------------------------------

Ladies and Gentlemen:

               On behalf of The Woodward Funds (the "Trust"), please find enclosed the following:

        1. Rule 24f-2 Notice for the Trust for its fiscal year ended December 31, 1995; and

        2. Opinion of counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940.

        If you have any questions regarding this filing please contact me.


                                    Very truly yours,

                                    /s/ Christina T. Simmons
                                    ------------------------
                                    Christina T. Simmons

CTS/sg
Enclosures



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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.      Name and address of issuer:

               The Woodward Funds
               c/o NBD Bank
               900 Tower Drive
               P.O. Box 7058
               Troy, Michigan 48007-7058

2.      Name of each series or class of funds for which this notice is filed:

               Series A ("Government Fund")
               Series B ("Money Market Fund")
               Series C ("Tax-Exempt Money Market Fund")
               Series M ("Michigan Tax-Exempt Money Market Fund")
               Series H ("Growth/Value Fund")
               Series I ("Opportunity Fund")
               Series J ("Intrinsic Value Fund")
               Series K ("Intermediate Bond Fund")
               Series L ("Bond Fund")
               Series N ("Equity Index Fund")
               Series O ("Treasury Money Market Fund")
               Series P ("Municipal Bond Fund")
               Series Q ("Michigan Municipal Bond Fund")
               Series R ("Balanced Fund")
               Series S ("Capital Growth Fund")
               Series T ("International Equity Fund")
               Series U ("Short Bond Fund")


3.      Investment Company Act File Number: 811-5148

        Securities Act File Number: 33-13990

4.      Last day of fiscal year for which this notice is filed: December 31,
        1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

               None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

               Shares --  647,990,535
               Price  -- $951,198,859

9. Number and aggregate sale price of securities sold during the fiscal year:

               Shares --  32,736,704,316
               Price  -- $33,622,454,377

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

               Shares --  32,088,713,781
               Price  -- $32,671,255,518

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Shares --   48,710,604
               Price  -- $182,671,512

12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold
               during the fiscal year in reliance on
               Rule 24f-2:                                   $32,671,255,518
                                                             ---------------

        (ii)   Aggregate price of shares issued in
               connection with dividend reinvestment
               plans:                                        $   182,671,512
                                                             ---------------

        (iii)  Aggregate price of shares redeemed or
               repurchased during the fiscal year:           $32,807,795,839
                                                             ---------------

        (iv)   Aggregate price of shares redeemed
               or repurchased and previously applied as
               a reduction to filing fees pursuant to
               Rule 24e-2 (if applicable):                          -0-
                                                             ---------------

        (v)    Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on Rule 24f-2:                      $    46,131,191
                                                            ---------------

        (vi)   Multiplier prescribed by Section 6(b) of
               the Securities Act of 1933 or other
               applicable law or regulation:                          /2900
                                                            ---------------

        (vii)  Fee due:                                     $        15,907
                                                            ===============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      / x /


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               February 27, 1996

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By (Signature and Title)*   /s/ W. Bruce McConnel, III
                            --------------------------
                                W. Bruce McConnel, III
                                Secretary
                                The Woodward Funds

Date:  February 27, 1996

*Please print the name and title of the signing officer below the signature.

                            DRINKER BIDDLE & REATH





                             1345 Chestnut Street
                            Philadelphia, PA 19107

                               February 28, 1996

The Woodward Funds
c/o NBD Bank,
Transfer Agent
P.O. Box 7058
Troy, Michigan  48007-7058

               Re:  Rule 24f-2 Notice for The Woodward Funds
                      (Registration No. 33-13990/811-5148)
                    ----------------------------------------

Ladies and Gentlemen:

               We have acted as counsel for The Woodward Funds, a Massachusetts Business Trust (the "Fund"), in connection with the registration pursuant to Rule 24f-2 under the Investment Company Act of 1940 of its shares of beneficial interest, par value $.10 per share, in the Government Fund, Money Market Fund, Tax-Exempt Money Market Fund, Michigan Tax-Exempt Money Market Fund, Growth/Value Fund, Opportunity Fund, Intrinsic Value Fund, Intermediate Bond Fund, Bond Fund, Equity Index Fund, Treasury Money Market Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Capital Growth Fund, International Equity Fund and Short Bond Fund (collectively, "Shares"). The Fund is authorized to issue an unlimited number of Shares.

               In giving the opinion stated below, we have reviewed the Fund's Declaration of Trust, its By-Laws, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have deemed appropriate. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Fund.

               On the basis of the foregoing, we are of the opinion that the aforementioned Shares registered pursuant to Rule 24f-2 during the Fund's fiscal year ended December 31, 1995 were, when issued for payment as described in the Fund's prospectuses, legally issued, fully paid and nonassessable by the Fund.

               Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in any written agreement, undertaking or obligation made or issued on behalf of the Fund. The Declaration of Trust provides for indemnification out of the assets of the Fund for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

               We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

                                             Very truly yours,

                                            /s/ DRINKER BIDDLE & REATH
                                            --------------------------
                                                DRINKER BIDDLE & REATH